UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Capital Appreciation Fund

July 31, 2005

1.804834.101

CAF-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.1%
Auto Components - 0.4%
Continental AG	190,700	$ 14,798
NOK Corp.	400,000	10,174
		24,972
Hotels, Restaurants & Leisure - 2.8%
Ctrip.com International Ltd. sponsored ADR	568,900	31,520
McDonald's Corp.	1,925,400	60,015
Royal Caribbean Cruises Ltd.	725,200	32,960
Starbucks Corp. (a)	1,290,600	67,821
		192,316
Household Durables - 2.0%
Beazer Homes USA, Inc.	300,000	19,632
D.R. Horton, Inc.	424,140	17,424
Daito Trust Construction Co.	475,900	17,564
George Wimpey PLC	1,000,000	7,492
Lennar Corp.:
Class A	396,376	26,664
Class B	103,162	6,457
LG Electronics, Inc.	475,640	30,956
Sony Corp. sponsored ADR	482,887	15,699
		141,888
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. (a)	185,000	8,356
Senshukai Co. Ltd.	582,000	5,202
		13,558
Leisure Equipment & Products - 0.4%
Brunswick Corp.	666,320	31,024
Media - 5.3%
Cablevision Systems Corp. - NY Group Class A (a)	279,800	8,665
Clear Channel Communications, Inc.	200,000	6,528
Comcast Corp. Class A (special) (a)	58,600	1,758
Discovery Holding Co. Class A (a)	26,559	379
Liberty Global, Inc. Class A (a)	651,254	30,895
McGraw-Hill Companies, Inc.	380,620	17,512
News Corp.:
Class A	172,030	2,818
Class B	935,000	16,213
Playboy Enterprises, Inc.:
Class A (a)	25,000	300
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Playboy Enterprises, Inc.: - continued
Class B (non-vtg.) (a)	2,625,600	$ 35,288
Time Warner, Inc. (a)	3,543,826	60,316
Univision Communications, Inc. Class A (a)	6,614,300	187,052
		367,724
Multiline Retail - 0.4%
Nordstrom, Inc.	379,200	14,034
Target Corp.	285,500	16,773
		30,807
Specialty Retail - 1.1%
Best Buy Co., Inc.	190,700	14,608
Foot Locker, Inc.	2,002,600	50,065
Yamada Denki Co. Ltd.	150,000	8,471
		73,144
Textiles, Apparel & Luxury Goods - 1.5%
Liz Claiborne, Inc.	904,400	37,632
NIKE, Inc. Class B	677,100	56,741
Polo Ralph Lauren Corp. Class A	190,700	9,390
		103,763
TOTAL CONSUMER DISCRETIONARY		979,196
CONSUMER STAPLES - 1.6%
Beverages - 0.1%
The Coca-Cola Co.	200,000	8,752
Food & Staples Retailing - 0.9%
Whole Foods Market, Inc.	458,000	62,522
Food Products - 0.5%
McCormick & Co., Inc. (non-vtg.)	958,000	33,319
Personal Products - 0.1%
Avon Products, Inc.	254,460	8,323
TOTAL CONSUMER STAPLES		112,916
ENERGY - 9.5%
Energy Equipment & Services - 4.6%
BJ Services Co.	1,622,400	98,950
ENSCO International, Inc.	1,881,050	75,957
GlobalSantaFe Corp.	200,000	8,998
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Grant Prideco, Inc. (a)	65,000	$ 2,087
Nabors Industries Ltd. (a)	64,575	4,226
Noble Corp.	1,698,800	114,125
Pride International, Inc. (a)	374,300	9,739
Transocean, Inc. (a)	127,196	7,178
		321,260
Oil, Gas & Consumable Fuels - 4.9%
Chesapeake Energy Corp.	187,100	4,885
CONSOL Energy, Inc.	190,300	12,819
Cross Timbers Royalty Trust	1,380	58
Exxon Mobil Corp.	2,669,900	156,857
Peabody Energy Corp.	612,800	40,285
Pogo Producing Co.	952,300	52,405
Teekay Shipping Corp.	484,200	22,278
Total SA sponsored ADR	395,900	49,488
		339,075
TOTAL ENERGY		660,335
FINANCIALS - 5.5%
Capital Markets - 2.3%
3i Group PLC	452,462	5,662
Apollo Investment Corp.	1,769,210	31,828
Daiwa Securities Group, Inc.	663,500	3,894
E*TRADE Financial Corp. (a)	1,904,300	29,536
Goldman Sachs Group, Inc.	749,000	80,503
JAFCO Co. Ltd.	130,000	7,029
Nomura Holdings, Inc.	342,500	4,072
		162,524
Commercial Banks - 1.6%
Mitsubishi Tokyo Financial Group, Inc. (MTFG)	2,942	24,419
Signature Bank, New York (a)	285,500	8,574
UFJ Holdings, Inc. (a)	3,809	19,647
Wells Fargo & Co.	920,700	56,476
		109,116
Insurance - 0.6%
Axis Capital Holdings Ltd.	186,900	5,383
Millea Holdings, Inc.	1,886	24,669
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Sun Life Financial, Inc.	100,000	$ 3,599
XL Capital Ltd. Class A	93,300	6,701
		40,352
Real Estate - 0.4%
Equity Residential (SBI)	323,800	13,082
Mitsubishi Estate Co. Ltd.	200,000	2,223
New York Mortgage Trust, Inc. (d)	1,331,700	11,945
		27,250
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	193,084	6,951
Freddie Mac	5,600	354
Golden West Financial Corp., Delaware	402,200	26,191
Sovereign Bancorp, Inc.	374,200	8,977
		42,473
TOTAL FINANCIALS		381,715
HEALTH CARE - 13.6%
Biotechnology - 5.9%
Charles River Laboratories International, Inc. (a)	285,600	13,909
Genentech, Inc. (a)	4,195,700	374,805
Millennium Pharmaceuticals, Inc. (a)	1,997,900	20,638
		409,352
Health Care Equipment & Supplies - 3.7%
Biomet, Inc.	248,910	9,491
Fisher Scientific International, Inc. (a)	1,173,640	78,693
Greatbatch, Inc. (a)	513,900	12,442
Guidant Corp.	74,700	5,139
Medtronic, Inc.	616,600	33,259
St. Jude Medical, Inc. (a)	1,859,800	88,173
Stryker Corp.	189,000	10,223
Synthes, Inc.	95,117	10,320
Zimmer Holdings, Inc. (a)	151,500	12,478
		260,218
Health Care Providers & Services - 2.1%
Health Management Associates, Inc. Class A	150,000	3,570
UnitedHealth Group, Inc.	2,672,800	139,787
		143,357
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 1.9%
Allergan, Inc.	239,200	$ 21,377
Barr Pharmaceuticals, Inc. (a)	971,300	46,059
Johnson & Johnson	134,600	8,609
Pfizer, Inc.	517,500	13,714
Roche Holding AG (participation certificate)	306,055	41,617
Sepracor, Inc. (a)	20,000	1,047
		132,423
TOTAL HEALTH CARE		945,350
INDUSTRIALS - 7.7%
Aerospace & Defense - 0.1%
Rockwell Collins, Inc.	95,100	4,641
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc.	285,600	17,870
FedEx Corp.	967,450	81,353
		99,223
Airlines - 0.2%
JetBlue Airways Corp. (a)	710,554	14,922
Commercial Services & Supplies - 4.3%
Adecco SA sponsored ADR	473,700	5,921
Cintas Corp.	289,900	12,851
Hudson Highland Group, Inc. (a)	85,274	1,772
Monster Worldwide, Inc. (a)(d)	5,875,800	178,448
Robert Half International, Inc.	1,957,130	66,327
Societe Generale de Surveillance Holding SA (SGS) (Reg.)	9,504	7,140
Waste Management, Inc.	803,600	22,597
		295,056
Electrical Equipment - 0.6%
American Power Conversion Corp.	475,900	13,378
Energy Conversion Devices, Inc. (a)	1,037,066	25,916
		39,294
Machinery - 0.5%
Caterpillar, Inc.	380,260	20,500
Ishikawajima-Harima Heavy Industries Co. Ltd. (a)	4,758,000	7,236
THK Co. Ltd.	275,100	6,092
		33,828
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	95,400	$ 5,175
Landstar System, Inc. (a)	93,700	3,122
Norfolk Southern Corp.	951,550	35,407
		43,704
TOTAL INDUSTRIALS		530,668
INFORMATION TECHNOLOGY - 38.6%
Communications Equipment - 5.8%
Belden CDT, Inc.	375,000	8,325
Cisco Systems, Inc. (a)	1,443,900	27,651
Comverse Technology, Inc. (a)	322,900	8,166
Juniper Networks, Inc. (a)	5,213,300	125,067
Lucent Technologies, Inc. (a)	34,789	102
Nokia Corp. sponsored ADR	14,303,200	228,136
SafeNet, Inc. (a)	190,201	6,503
		403,950
Computers & Peripherals - 6.4%
Dell, Inc. (a)	2,311,500	93,546
Diebold, Inc.	47,500	2,360
EMC Corp. (a)	9,341,000	127,878
Hutchinson Technology, Inc. (a)	786,546	26,184
Seagate Technology	9,775,590	189,353
Sun Microsystems, Inc. (a)	946,700	3,635
		442,956
Electronic Equipment & Instruments - 3.6%
Amphenol Corp. Class A	1,124,900	50,103
Celestica, Inc. (sub. vtg.) (a)	93,400	1,086
Flextronics International Ltd. (a)	4,567,100	61,839
Jabil Circuit, Inc. (a)	944,200	29,450
Molex, Inc.	2,350,344	66,374
Nichicon Corp.	966,800	12,725
Solectron Corp. (a)	934,100	3,587
Tech Data Corp. (a)	534,000	20,709
		245,873
Internet Software & Services - 4.8%
Google, Inc. Class A (sub. vtg.)	190,677	54,869
Homestore, Inc. (a)	2,548,560	6,728
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Yahoo! Japan Corp.	108,589	$ 233,701
Yahoo!, Inc. (a)	1,125,980	37,540
		332,838
IT Services - 0.9%
Accenture Ltd. Class A (a)	951,200	23,818
Affiliated Computer Services, Inc. Class A (a)	93,400	4,667
DST Systems, Inc. (a)	187,100	9,497
Infosys Technologies Ltd. sponsored ADR	288,700	20,550
Pegasus Solutions, Inc. (a)	235,304	2,553
		61,085
Semiconductors & Semiconductor Equipment - 11.4%
Agere Systems, Inc. (a)	57,737	646
Altera Corp. (a)	3,552,100	77,684
Analog Devices, Inc.	1,939,000	76,009
ASML Holding NV (NY Shares) (a)	300,000	5,280
Freescale Semiconductor, Inc. Class B	307,516	7,919
Intel Corp.	2,143,080	58,163
KLA-Tencor Corp.	3,029,790	156,640
Microchip Technology, Inc.	380,300	11,816
Micron Technology, Inc. (a)	513,500	6,100
Novellus Systems, Inc. (a)	113,800	3,283
Samsung Electronics Co. Ltd.	171,020	94,426
Silicon Laboratories, Inc. (a)	357,300	10,458
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	426,933	3,667
Teradyne, Inc. (a)(d)	13,434,230	208,634
Texas Instruments, Inc.	1,980,000	62,885
Xilinx, Inc.	282,800	8,017
		791,627
Software - 5.7%
Autodesk, Inc.	190,300	6,506
BEA Systems, Inc. (a)	13,919,453	126,110
Microsoft Corp.	2,942,500	75,357
Nippon System Development Co. Ltd.	125,000	2,557
Symantec Corp. (a)	8,391,867	184,369
		394,899
TOTAL INFORMATION TECHNOLOGY		2,673,228
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.0%
Chemicals - 2.1%
BOC Group PLC	46,600	$ 886
Lyondell Chemical Co.	1,817,200	50,773
Monsanto Co.	1,332,300	89,757
Praxair, Inc.	100,000	4,939
		146,355
Containers & Packaging - 0.1%
Sealed Air Corp. (a)	94,800	5,030
Metals & Mining - 2.8%
Alcan, Inc.	54,410	1,840
Alcoa, Inc.	1,250,000	35,063
Falconbridge Ltd.	476,800	9,833
Inco Ltd.	637,020	26,223
Newmont Mining Corp.	624,100	23,435
Nippon Steel Corp.	1,900,000	4,799
Novelis, Inc.	10,882	302
Nucor Corp.	611,400	33,902
Phelps Dodge Corp.	530,300	56,450
		191,847
TOTAL MATERIALS		343,232
TELECOMMUNICATION SERVICES - 2.6%
Diversified Telecommunication Services - 0.1%
Philippine Long Distance Telephone Co. sponsored ADR	285,200	8,291
Wireless Telecommunication Services - 2.5%
Nextel Communications, Inc. Class A (a)	4,848,000	168,710
NTT DoCoMo, Inc.	1,355	2,176
		170,886
TOTAL TELECOMMUNICATION SERVICES		179,177
UTILITIES - 0.1%
Gas Utilities - 0.1%
Equitable Resources, Inc.	100,000	7,105
TOTAL COMMON STOCKS (Cost $5,670,699)		6,812,922
Preferred Stocks - 0.0%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	15,100	$ 0
Nonconvertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Metals & Mining - 0.0%
Freeport-McMoRan Copper & Gold, Inc. (depositary shares)	9,100	35
TOTAL PREFERRED STOCKS (Cost $382)		35
Convertible Bonds - 0.0%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Playboy Enterprises, Inc. 3% 3/15/25 (e)	$ 3,545	3,511
TOTAL CONVERTIBLE BONDS (Cost $3,545)		3,511
Money Market Funds - 2.2%
	Shares
Fidelity Cash Central Fund, 3.31% (b)	102,294,516	102,295
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	49,890,740	49,891
TOTAL MONEY MARKET FUNDS (Cost $152,186)		152,186
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $5,826,812)		6,968,654
NET OTHER ASSETS - (0.5)%		(37,491)
NET ASSETS - 100%		$ 6,931,163
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,511,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 260
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Monster Worldwide, Inc.	$ 65,194	$ 103,570	$ -	$ -	$ 178,448
New York Mortgage Trust, Inc.	11,865	-	-	985	11,945
Teradyne, Inc.	137,915	66,154	-	-	208,634
Total	$ 214,974	$ 169,724	$ -	$ 985	$ 399,027
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $5,833,286,000. Net unrealized appreciation aggregated $1,135,368,000, of which $1,389,231,000 related to appreciated investment securities and $253,863,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Disciplined Equity Fund

July 31, 2005

1.804820.101

FDE-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.0%
Auto Components - 0.2%
Goodyear Tire & Rubber Co. (a)	700,000	$ 12,187
Hotels, Restaurants & Leisure - 0.4%
Hilton Hotels Corp.	550,000	13,613
MGM MIRAGE (a)	200,000	9,090
		22,703
Household Durables - 3.8%
Black & Decker Corp.	150,000	13,547
D.R. Horton, Inc.	760,100	31,225
Lennar Corp. Class A	154,900	10,420
Meritage Homes Corp. (a)	78,000	7,250
Standard Pacific Corp.	150,000	14,309
Tempur-Pedic International, Inc. (a)	284,400	4,895
Toll Brothers, Inc. (a)	2,444,400	135,469
		217,115
Leisure Equipment & Products - 0.1%
Nautilus, Inc.	150,000	4,179
Media - 3.3%
Comcast Corp. Class A (a)	2,400,000	73,752
McGraw-Hill Companies, Inc.	175,000	8,052
R.H. Donnelley Corp. (a)	50,000	3,275
Time Warner, Inc. (a)	3,428,900	58,360
Viacom, Inc. Class B (non-vtg.)	273,800	9,170
Walt Disney Co.	1,544,300	39,596
		192,205
Multiline Retail - 0.9%
JCPenney Co., Inc.	350,000	19,649
Neiman Marcus Group, Inc. Class A	41,400	4,078
Nordstrom, Inc.	500,000	18,505
Target Corp.	225,000	13,219
		55,451
Specialty Retail - 2.7%
Abercrombie & Fitch Co. Class A	469,200	33,806
American Eagle Outfitters, Inc.	581,600	19,164
bebe Stores, Inc.	191,550	5,452
Home Depot, Inc.	1,533,600	66,727
Michaels Stores, Inc.	175,000	7,175
Payless ShoeSource, Inc. (a)	100,000	1,942
Sports Authority, Inc. (a)	186,900	5,943
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc. (a)	114,300	$ 4,110
Urban Outfitters, Inc. (a)	150,000	9,107
		153,426
Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc. (a)	694,600	24,387
Quiksilver, Inc. (a)	341,800	5,739
VF Corp.	75,000	4,428
		34,554
TOTAL CONSUMER DISCRETIONARY		691,820
CONSUMER STAPLES - 7.9%
Beverages - 1.2%
Pepsi Bottling Group, Inc.	250,000	7,290
PepsiCo, Inc.	900,000	49,077
The Coca-Cola Co.	345,300	15,110
		71,477
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	207,800	6,627
CVS Corp.	1,423,700	44,177
Longs Drug Stores Corp.	150,000	6,509
SUPERVALU, Inc. (a)	158,000	5,593
The Great Atlantic & Pacific Tea Co. (a)	200,000	5,730
Wal-Mart Stores, Inc.	632,500	31,214
Walgreen Co.	740,000	35,416
Whole Foods Market, Inc.	200,000	27,302
		162,568
Food Products - 1.7%
Bunge Ltd.	300,000	18,417
Campbell Soup Co.	1,566,900	48,339
Hershey Co.	127,100	8,118
Kraft Foods, Inc. Class A	450,000	13,748
Pilgrims Pride Corp. Class B	189,000	7,154
		95,776
Household Products - 1.8%
Church & Dwight Co., Inc.	120,000	4,506
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	75,000	$ 4,793
Procter & Gamble Co.	1,649,200	91,745
		101,044
Tobacco - 0.4%
Altria Group, Inc.	350,000	23,436
TOTAL CONSUMER STAPLES		454,301
ENERGY - 10.6%
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	720,700	40,748
Lone Star Technologies, Inc. (a)	76,800	3,919
		44,667
Oil, Gas & Consumable Fuels - 9.8%
Amerada Hess Corp.	84,700	9,983
Apache Corp.	462,500	31,635
Chevron Corp.	1,721,400	99,858
ConocoPhillips	1,250,000	78,238
Exxon Mobil Corp.	3,461,900	203,377
Murphy Oil Corp.	300,000	15,912
Occidental Petroleum Corp.	250,000	20,570
Overseas Shipholding Group, Inc.	164,600	10,213
Sunoco, Inc.	125,000	15,716
Unocal Corp.	383,400	24,863
Valero Energy Corp.	650,000	53,807
		564,172
TOTAL ENERGY		608,839
FINANCIALS - 19.2%
Capital Markets - 5.0%
Bear Stearns Companies, Inc.	259,100	26,457
Franklin Resources, Inc.	284,900	23,026
Legg Mason, Inc.	260,000	26,559
Lehman Brothers Holdings, Inc.	531,900	55,919
Merrill Lynch & Co., Inc.	903,400	53,102
Morgan Stanley	1,975,700	104,811
		289,874
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 4.6%
Bank of America Corp.	4,068,300	$ 177,378
Center Financial Corp., California	96,500	2,466
Comerica, Inc.	100,000	6,110
KeyCorp	200,000	6,848
SunTrust Banks, Inc.	120,000	8,726
Taylor Capital Group, Inc.	16,300	597
U.S. Bancorp, Delaware	189,800	5,705
UnionBanCal Corp.	65,600	4,680
Wachovia Corp.	1,003,500	50,556
		263,066
Consumer Finance - 0.2%
AmeriCredit Corp. (a)	175,000	4,676
Providian Financial Corp. (a)	518,700	9,803
		14,479
Diversified Financial Services - 1.1%
Chicago Mercantile Exchange Holdings, Inc. Class A	15,600	4,696
CIT Group, Inc.	250,000	11,035
Citigroup, Inc.	517,300	22,503
Moody's Corp.	237,600	11,241
Principal Financial Group, Inc.	257,800	11,330
		60,805
Insurance - 7.3%
Allmerica Financial Corp. (a)	105,700	4,122
Allstate Corp.	629,700	38,575
Assurant, Inc.	300,000	11,085
First American Corp., California	100,000	4,395
Hartford Financial Services Group, Inc.	525,500	42,340
MetLife, Inc.	2,832,900	139,209
Progressive Corp.	251,200	25,042
Prudential Financial, Inc.	1,945,900	130,181
The Chubb Corp.	275,000	24,426
		419,375
Real Estate - 0.2%
Vornado Realty Trust	131,500	11,656
Thrifts & Mortgage Finance - 0.8%
Golden West Financial Corp., Delaware	260,600	16,970
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
IndyMac Bancorp, Inc.	160,000	$ 6,978
Washington Mutual, Inc.	528,200	22,438
		46,386
TOTAL FINANCIALS		1,105,641
HEALTH CARE - 12.9%
Biotechnology - 1.8%
Amgen, Inc. (a)	900,000	71,775
Genentech, Inc. (a)	245,000	21,886
Invitrogen Corp. (a)	140,000	12,008
		105,669
Health Care Equipment & Supplies - 0.4%
Bausch & Lomb, Inc.	150,000	12,698
C.R. Bard, Inc.	144,800	9,671
		22,369
Health Care Providers & Services - 6.1%
Aetna, Inc.	1,137,300	88,027
Amedisys, Inc. (a)	127,900	5,006
Centene Corp. (a)	108,000	3,164
CIGNA Corp.	363,000	38,750
Community Health Systems, Inc. (a)	103,100	3,981
Coventry Health Care, Inc. (a)	341,000	24,119
HCA, Inc.	80,000	3,940
Humana, Inc. (a)	320,200	12,760
Laboratory Corp. of America Holdings (a)	125,000	6,334
LifePoint Hospitals, Inc. (a)	100,000	4,676
PacifiCare Health Systems, Inc. (a)	200,000	15,240
Sierra Health Services, Inc. (a)	50,000	3,372
UnitedHealth Group, Inc.	1,344,600	70,323
WellPoint, Inc. (a)	956,000	67,627
		347,319
Pharmaceuticals - 4.6%
Johnson & Johnson	1,822,900	116,593
Merck & Co., Inc.	686,600	21,326
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc.	2,583,200	$ 68,455
Wyeth	1,250,000	57,188
		263,562
TOTAL HEALTH CARE		738,919
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.5%
General Dynamics Corp.	180,000	20,734
Honeywell International, Inc.	400,000	15,712
Northrop Grumman Corp.	391,800	21,725
Precision Castparts Corp.	120,000	10,798
Raytheon Co.	386,700	15,209
Rockwell Collins, Inc.	139,600	6,812
The Boeing Co.	818,300	54,016
		145,006
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	400,000	29,188
Airlines - 0.1%
Alaska Air Group, Inc. (a)	100,000	3,498
Commercial Services & Supplies - 0.4%
FTI Consulting, Inc. (a)	378,900	9,131
Labor Ready, Inc. (a)	380,500	9,022
R.R. Donnelley & Sons Co.	100,000	3,605
		21,758
Construction & Engineering - 0.1%
Washington Group International, Inc. (a)	75,000	4,046
Electrical Equipment - 0.0%
General Cable Corp. (a)	118,200	1,962
Industrial Conglomerates - 2.2%
General Electric Co.	3,267,100	112,715
Textron, Inc.	140,700	10,436
Walter Industries, Inc.	100,000	4,451
		127,602
Machinery - 2.4%
Caterpillar, Inc.	700,000	37,737
Columbus McKinnon Corp. (NY Shares) (a)	93,200	1,404
Cummins, Inc.	80,000	6,835
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	541,100	$ 39,787
Eaton Corp.	80,000	5,227
Ingersoll-Rand Co. Ltd. Class A	292,600	22,873
PACCAR, Inc.	225,000	16,250
Terex Corp. (a)	100,000	4,842
		134,955
Road & Rail - 2.5%
Burlington Northern Santa Fe Corp.	490,800	26,626
CNF, Inc.	64,100	3,307
CSX Corp.	2,060,800	93,849
J.B. Hunt Transport Services, Inc.	248,800	4,884
Yellow Roadway Corp. (a)	334,300	17,688
		146,354
Trading Companies & Distributors - 0.1%
WESCO International, Inc. (a)	108,600	3,699
TOTAL INDUSTRIALS		618,068
INFORMATION TECHNOLOGY - 17.2%
Communications Equipment - 1.6%
Cisco Systems, Inc. (a)	200,700	3,843
Comtech Telecommunications Corp. (a)	546,500	19,319
Corning, Inc. (a)	800,000	15,240
Motorola, Inc.	2,478,200	52,488
		90,890
Computers & Peripherals - 3.7%
Apple Computer, Inc. (a)	2,769,400	118,115
Dell, Inc. (a)	1,572,200	63,627
Emulex Corp. (a)	200,000	3,798
Komag, Inc. (a)	300,000	10,644
NCR Corp. (a)	500,000	17,355
		213,539
Electronic Equipment & Instruments - 0.1%
Ingram Micro, Inc. Class A (a)	219,500	4,091
Internet Software & Services - 2.1%
Google, Inc. Class A (sub. vtg.)	340,000	97,838
Yahoo!, Inc. (a)	742,400	24,752
		122,590
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 0.1%
CheckFree Corp. (a)	100,000	$ 3,386
Office Electronics - 0.1%
Xerox Corp. (a)	350,000	4,624
Semiconductors & Semiconductor Equipment - 6.1%
Intel Corp.	5,519,100	149,788
Marvell Technology Group Ltd. (a)	250,000	10,923
National Semiconductor Corp.	922,800	22,802
NVIDIA Corp. (a)	800,000	21,648
Texas Instruments, Inc.	4,636,300	147,249
		352,410
Software - 3.4%
Adobe Systems, Inc.	1,107,000	32,811
Microsoft Corp.	1,837,900	47,069
Oracle Corp. (a)	8,545,500	116,048
		195,928
TOTAL INFORMATION TECHNOLOGY		987,458
MATERIALS - 3.0%
Chemicals - 1.2%
Chemtura Corp.	150,000	2,361
Dow Chemical Co.	1,020,800	48,947
FMC Corp. (a)	56,600	3,423
PPG Industries, Inc.	200,200	13,019
		67,750
Metals & Mining - 1.8%
Carpenter Technology Corp.	53,700	3,364
Nucor Corp.	725,400	40,223
Phelps Dodge Corp.	537,200	57,185
Quanex Corp.	70,000	4,270
		105,042
TOTAL MATERIALS		172,792
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
CenturyTel, Inc.	150,000	5,156
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	1,009,600	$ 24,685
Verizon Communications, Inc.	1,088,200	37,249
		67,090
UTILITIES - 2.8%
Electric Utilities - 1.0%
Edison International	369,400	15,101
Exelon Corp.	390,000	20,873
FirstEnergy Corp.	125,000	6,223
PG&E Corp.	130,000	4,892
PPL Corp.	150,000	9,237
		56,326
Independent Power Producers & Energy Traders - 1.5%
AES Corp. (a)	754,500	12,110
Duke Energy Corp.	716,300	21,160
TXU Corp.	656,100	56,845
		90,115
Multi-Utilities - 0.3%
Sempra Energy	372,800	15,844
TOTAL UTILITIES		162,285
TOTAL COMMON STOCKS (Cost $4,646,188)		5,607,213
Money Market Funds - 3.2%
Fidelity Cash Central Fund, 3.31% (b)	144,959,404	144,959
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	40,411,700	40,412
TOTAL MONEY MARKET FUNDS (Cost $185,371)		185,371
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $4,831,559)		5,792,584
NET OTHER ASSETS - (0.8)%		(44,676)
NET ASSETS - 100%		$ 5,747,908
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $4,837,708,000. Net unrealized appreciation aggregated $954,876,000, of which $1,114,000,000 related to appreciated investment securities and $159,124,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Focused Stock Fund

July 31, 2005

1.804874.101

TQG-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Household Durables - 9.5%
D.R. Horton, Inc.	67,733	$ 2,782,472
Hovnanian Enterprises, Inc. Class A (a)	25,500	1,802,340
KB Home	46,710	3,826,016
Toll Brothers, Inc. (a)	12,800	709,376
		9,120,204
Multiline Retail - 0.4%
Federated Department Stores, Inc.	5,100	386,937
Specialty Retail - 3.7%
American Eagle Outfitters, Inc.	81,800	2,695,310
The Pantry, Inc. (a)	19,200	818,304
		3,513,614
TOTAL CONSUMER DISCRETIONARY		13,020,755
CONSUMER STAPLES - 7.0%
Food & Staples Retailing - 3.7%
7-Eleven, Inc. (a)	12,400	419,740
BJ's Wholesale Club, Inc. (a)	26,700	851,463
CVS Corp.	43,200	1,340,496
Nash-Finch Co.	23,500	968,905
		3,580,604
Food Products - 1.8%
Bunge Ltd.	28,500	1,749,615
Household Products - 0.7%
Spectrum Brands, Inc. (a)	21,400	663,400
Tobacco - 0.8%
Altria Group, Inc.	10,990	735,890
TOTAL CONSUMER STAPLES		6,729,509
ENERGY - 10.9%
Energy Equipment & Services - 1.4%
Lone Star Technologies, Inc. (a)	26,000	1,326,780
Oil, Gas & Consumable Fuels - 9.5%
Exxon Mobil Corp.	24,300	1,427,625
Sunoco, Inc.	7,890	992,010
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Corp.	60,990	$ 2,940,938
Valero Energy Corp.	45,700	3,783,046
		9,143,619
TOTAL ENERGY		10,470,399
FINANCIALS - 22.5%
Commercial Banks - 2.5%
Bank of America Corp.	55,700	2,428,520
Consumer Finance - 1.1%
CompuCredit Corp. (a)	27,500	1,041,425
Diversified Financial Services - 0.3%
Citigroup, Inc.	6,386	277,791
Insurance - 9.6%
Commerce Group, Inc., Massachusetts	30,100	1,876,735
First American Corp., California	71,800	3,155,610
LandAmerica Financial Group, Inc.	16,200	1,015,416
MetLife, Inc.	1,630	80,098
Philadelphia Consolidated Holdings Corp. (a)	8,000	664,160
Selective Insurance Group, Inc.	24,300	1,209,897
Triad Guaranty, Inc. (a)	13,500	647,865
W.R. Berkley Corp.	14,600	546,478
		9,196,259
Thrifts & Mortgage Finance - 9.0%
Downey Financial Corp.	18,400	1,424,896
MGIC Investment Corp.	52,900	3,627,882
Radian Group, Inc.	70,100	3,615,758
		8,668,536
TOTAL FINANCIALS		21,612,531
HEALTH CARE - 10.1%
Health Care Equipment & Supplies - 1.0%
Haemonetics Corp. (a)	23,700	1,000,851
Health Care Providers & Services - 7.5%
Aetna, Inc.	46,300	3,583,620
CIGNA Corp.	1,000	106,750
LifePoint Hospitals, Inc. (a)	16,200	757,512
McKesson Corp.	25,980	1,169,100
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Sierra Health Services, Inc. (a)	20,300	$ 1,369,032
UnitedHealth Group, Inc.	4,400	230,120
		7,216,134
Pharmaceuticals - 1.6%
Johnson & Johnson	23,600	1,509,456
TOTAL HEALTH CARE		9,726,441
INDUSTRIALS - 9.8%
Industrial Conglomerates - 1.4%
General Electric Co.	39,200	1,352,400
Machinery - 6.1%
Deere & Co.	53,400	3,926,502
Terex Corp. (a)	40,100	1,941,642
		5,868,144
Road & Rail - 2.3%
Yellow Roadway Corp. (a)	40,600	2,148,146
TOTAL INDUSTRIALS		9,368,690
INFORMATION TECHNOLOGY - 12.6%
Computers & Peripherals - 5.9%
Apple Computer, Inc. (a)	96,000	4,094,400
Western Digital Corp. (a)	100,170	1,501,548
		5,595,948
Internet Software & Services - 0.2%
aQuantive, Inc. (a)	11,500	216,890
IT Services - 0.1%
Ciber, Inc. (a)	14,422	112,780
Software - 6.4%
Autodesk, Inc.	29,500	1,008,605
FileNET Corp. (a)	8,700	245,949
McAfee, Inc. (a)	110,700	3,475,980
Microsoft Corp.	17,600	450,736
MicroStrategy, Inc. Class A (a)	12,640	975,176
		6,156,446
TOTAL INFORMATION TECHNOLOGY		12,082,064
Common Stocks - continued
	Shares	Value
MATERIALS - 2.2%
Containers & Packaging - 1.8%
Crown Holdings, Inc. (a)	46,300	$ 731,077
Silgan Holdings, Inc.	16,600	953,338
		1,684,415
Metals & Mining - 0.4%
Carpenter Technology Corp.	700	43,848
Phelps Dodge Corp.	3,100	329,995
		373,843
TOTAL MATERIALS		2,058,258
TELECOMMUNICATION SERVICES - 2.4%
Wireless Telecommunication Services - 2.4%
Nextel Communications, Inc. Class A (a)	65,510	2,279,748
UTILITIES - 4.1%
Independent Power Producers & Energy Traders - 4.1%
TXU Corp.	45,770	3,965,513
TOTAL COMMON STOCKS (Cost $80,373,080)		91,313,908
U.S. Treasury Obligations - 0.1%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 2.91% to 3.3% 8/25/05 to 10/13/05 (Cost $124,288)	$ 125,000	124,293
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 3.31% (b)	3,277,217	3,277,217
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	697,500	697,500
TOTAL MONEY MARKET FUNDS (Cost $3,974,717)		3,974,717
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $84,472,085)		95,412,918
NET OTHER ASSETS - 0.5%		460,069
NET ASSETS - 100%		$ 95,872,987
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $84,477,642. Net unrealized appreciation aggregated $10,935,276, of which $11,839,844 related to appreciated investment securities and $904,568 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Independence Fund

July 31, 2005

1.804877.101

SCS-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 2.1%
Aftermarket Technology Corp. (a)	577,600	$ 10,021
Keystone Automotive Industries, Inc. (a)	441,936	11,663
Noble International Ltd.	244,500	6,538
		28,222
Distributors - 1.0%
Advanced Marketing Services, Inc. (a)	381,046	2,077
Prestige Brands Holdings, Inc.	1,012,000	11,385
		13,462
Diversified Consumer Services - 2.3%
Jackson Hewitt Tax Service, Inc.	810,300	20,509
Regis Corp.	276,637	11,552
		32,061
Hotels, Restaurants & Leisure - 2.0%
Ambassadors Group, Inc.	210,202	8,906
Domino's Pizza, Inc.	660,600	16,528
Fox & Hound Restaurant Group (a)	160,500	1,940
Nevada Gold & Casinos, Inc. (a)	4,916	53
		27,427
Household Durables - 3.0%
Blount International, Inc. (a)	351,200	6,174
Jarden Corp. (a)	653,925	25,085
William Lyon Homes, Inc. (a)	81,900	10,270
		41,529
Internet & Catalog Retail - 0.8%
Insight Enterprises, Inc. (a)	503,200	10,265
Varsity Group, Inc. (a)	112,272	617
		10,882
Leisure Equipment & Products - 0.8%
RC2 Corp. (a)	273,904	11,178
Media - 0.6%
New Frontier Media, Inc. (a)	1,089,912	7,466
Specialty Retail - 4.7%
Asbury Automotive Group, Inc. (a)	451,900	7,678
Big 5 Sporting Goods Corp.	520,823	14,401
Group 1 Automotive, Inc. (a)	120,161	3,489
Lithia Motors, Inc. Class A (sub. vtg.)	300,629	9,365
Pacific Sunwear of California, Inc. (a)	304,200	7,419
Pomeroy IT Solutions, Inc. (a)	195,130	2,519
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Men's Wearhouse, Inc. (a)	268,950	$ 9,671
The Pep Boys - Manny, Moe & Jack	324,700	4,413
Whitehall Jewellers, Inc. (a)(d)	774,200	5,342
		64,297
Textiles, Apparel & Luxury Goods - 0.6%
Perry Ellis International, Inc. (a)	319,681	7,685
TOTAL CONSUMER DISCRETIONARY		244,209
CONSUMER STAPLES - 1.8%
Food & Staples Retailing - 1.8%
BJ's Wholesale Club, Inc. (a)	780,283	24,883
ENERGY - 13.4%
Energy Equipment & Services - 4.0%
Input/Output, Inc. (a)	1,138,200	8,241
Offshore Logistics, Inc. (a)	194,900	7,016
Oil States International, Inc. (a)	685,100	20,265
Superior Energy Services, Inc. (a)	423,400	9,035
Superior Well Services, Inc.	4,300	56
Unit Corp. (a)	207,200	9,842
		54,455
Oil, Gas & Consumable Fuels - 9.4%
Atlas America, Inc. (a)	126,800	5,314
Encore Acquisition Co. (a)	485,250	15,305
Energy Partners Ltd. (a)	307,800	8,144
Forest Oil Corp. (a)	231,700	10,371
Holly Corp.	250,400	11,724
KCS Energy, Inc. (a)	384,600	7,554
OMI Corp.	701,800	12,653
Petroleum Development Corp. (a)	220,000	8,237
Plains Exploration & Production Co. (a)	509,400	19,637
Vintage Petroleum, Inc.	326,200	11,459
Whiting Petroleum Corp. New (a)	216,200	8,637
World Fuel Services Corp.	389,000	9,550
		128,585
TOTAL ENERGY		183,040
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 20.3%
Commercial Banks - 3.0%
Hanmi Financial Corp.	690,082	$ 13,112
Nara Bancorp, Inc.	158,236	2,459
Santander Bancorp	187,100	5,229
Southwest Bancorp, Inc., Oklahoma	81,100	1,861
UCBH Holdings, Inc.	730,000	13,337
Wilshire Bancorp, Inc.	284,400	4,474
		40,472
Diversified Financial Services - 1.2%
EuroBancshares, Inc.	415,100	6,945
Marlin Business Services Corp. (a)	413,459	9,199
		16,144
Insurance - 11.3%
AmerUs Group Co.	188,200	9,707
Aspen Insurance Holdings Ltd.	457,400	12,995
Berkshire Hathaway, Inc. Class A (a)	129	10,772
Fidelity National Financial, Inc.	581,300	22,903
Hilb Rogal & Hobbs Co.	438,500	14,861
IPC Holdings Ltd.	119,955	4,852
LandAmerica Financial Group, Inc.	118,500	7,428
Montpelier Re Holdings Ltd.	277,879	9,981
Philadelphia Consolidated Holdings Corp. (a)	346,616	28,776
Protective Life Corp.	130,100	5,667
Reinsurance Group of America, Inc.	126,700	5,343
StanCorp Financial Group, Inc.	143,600	12,398
Universal American Financial Corp. (a)	387,300	9,535
		155,218
Real Estate - 0.5%
Education Realty Trust, Inc.	326,500	6,474
Thrifts & Mortgage Finance - 4.3%
Doral Financial Corp.	419,100	6,467
Farmer Mac Class C (non-vtg.)	309,000	7,867
Flushing Financial Corp.	462,315	8,756
NetBank, Inc.	470,700	4,392
R&G Financial Corp. Class B	544,200	8,598
Rainier Pacific Financial Group, Inc.	301,180	5,003
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sterling Financial Corp., Washington (a)	228,500	$ 8,918
W Holding Co., Inc.	885,164	9,462
		59,463
TOTAL FINANCIALS		277,771
HEALTH CARE - 14.0%
Health Care Equipment & Supplies - 3.5%
Fisher Scientific International, Inc. (a)	477,881	32,044
Merit Medical Systems, Inc. (a)	517,592	8,918
Nutraceutical International Corp. (a)	473,800	6,723
		47,685
Health Care Providers & Services - 10.2%
Allied Healthcare International, Inc. (a)	927,458	6,585
American Dental Partners, Inc. (a)	166,054	4,576
Apria Healthcare Group, Inc. (a)	394,300	13,300
Corvel Corp. (a)	213,611	5,738
DaVita, Inc. (a)	316,500	14,951
Humana, Inc. (a)	271,500	10,819
Omnicare, Inc.	481,728	22,208
Pediatrix Medical Group, Inc. (a)	114,100	8,948
Renal Care Group, Inc. (a)	574,817	26,988
Sierra Health Services, Inc. (a)	101,300	6,832
WellChoice, Inc. (a)	295,800	19,523
		140,468
Pharmaceuticals - 0.3%
InKine Pharmaceutical, Inc. (a)	1,081,200	3,676
TOTAL HEALTH CARE		191,829
INDUSTRIALS - 13.9%
Aerospace & Defense - 3.2%
Alliant Techsystems, Inc. (a)	387,900	28,317
DRS Technologies, Inc.	300,000	15,600
		43,917
Air Freight & Logistics - 0.8%
Pacer International, Inc. (a)	419,177	10,622
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Airlines - 0.3%
ExpressJet Holdings, Inc. Class A (a)	249,800	$ 2,585
Pinnacle Airlines Corp. (a)	180,091	1,857
		4,442
Building Products - 0.5%
Universal Forest Products, Inc.	143,100	7,148
Commercial Services & Supplies - 5.5%
Corrections Corp. of America (a)	393,119	14,777
FTI Consulting, Inc. (a)	795,200	19,164
PeopleSupport, Inc.	457,531	4,388
SOURCECORP, Inc. (a)	614,000	13,502
The Geo Group, Inc. (a)(d)	592,600	16,208
West Corp. (a)	181,900	7,274
		75,313
Construction & Engineering - 1.7%
Chicago Bridge & Iron Co. NV (NY Shares)	385,262	10,768
URS Corp. (a)	321,900	12,055
		22,823
Electrical Equipment - 0.6%
Genlyte Group, Inc. (a)	163,800	8,416
Machinery - 0.3%
Gardner Denver, Inc. (a)	84,000	3,452
Trading Companies & Distributors - 1.0%
BlueLinx Corp.	542,100	5,253
UAP Holding Corp.	468,200	9,083
		14,336
TOTAL INDUSTRIALS		190,469
INFORMATION TECHNOLOGY - 8.3%
Communications Equipment - 0.6%
Black Box Corp.	180,200	7,893
Electronic Equipment & Instruments - 1.0%
Measurement Specialties, Inc. (a)	521,100	13,184
IT Services - 4.3%
Affiliated Computer Services, Inc. Class A (a)	352,939	17,636
CACI International, Inc. Class A (a)	98,300	6,467
Computer Sciences Corp. (a)	321,400	14,714
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
SI International, Inc. (a)	205,671	$ 6,481
The BISYS Group, Inc. (a)	850,900	13,385
		58,683
Semiconductors & Semiconductor Equipment - 0.3%
California Micro Devices Corp. (a)	320,600	2,097
ESS Technology, Inc. (a)	613,600	2,485
		4,582
Software - 2.1%
Blackbaud, Inc.	601,451	8,601
EPIQ Systems, Inc. (a)	459,387	8,090
Pervasive Software, Inc. (a)	709,068	3,092
SERENA Software, Inc. (a)	475,424	9,756
		29,539
TOTAL INFORMATION TECHNOLOGY		113,881
MATERIALS - 2.6%
Chemicals - 0.7%
RPM International, Inc.	499,700	9,369
Containers & Packaging - 0.6%
Packaging Dynamics Corp. (d)	530,488	7,692
Metals & Mining - 1.3%
Compania de Minas Buenaventura SA sponsored ADR	541,400	12,739
Olympic Steel, Inc. (a)	321,300	5,141
		17,880
TOTAL MATERIALS		34,941
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. (a)	498,600	5,096
Wireless Telecommunication Services - 1.6%
NII Holdings, Inc. (a)	295,953	22,031
TOTAL TELECOMMUNICATION SERVICES		27,127
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.2%
Multi-Utilities - 1.2%
CMS Energy Corp. (a)	1,041,200	$ 16,493
TOTAL COMMON STOCKS (Cost $1,038,504)		1,304,643
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 3.31% (b)	70,183,821	70,184
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	15,070,450	15,070
TOTAL MONEY MARKET FUNDS (Cost $85,254)		85,254
TOTAL INVESTMENT PORTFOLIO - 101.6% (Cost $1,123,758)		1,389,897
NET OTHER ASSETS - (1.6)%		(21,795)
NET ASSETS - 100%		$ 1,368,102
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Packaging Dynamics Corp.	$ -	$ 7,185	$ -	$ 34	$ 7,692
Rainier Pacific Financial Group, Inc.	7,818	176	2,672	63	5,003
The Geo Group, Inc.	11,300	981	177	-	16,208
Whitehall Jewellers, Inc.	6,249	179	217	-	5,342
Total	$ 25,367	$ 8,521	$ 3,066	$ 97	$ 34,245
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,125,441,000. Net unrealized appreciation aggregated $264,456,000, of which $303,684,000 related to appreciated investment securities and $39,228,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Stock Selector

July 31, 2005

1.804827.101

FSS-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 1.6%
Centerplate, Inc. unit	42,100	$ 547
Ctrip.com International Ltd. sponsored ADR	9,000	499
Hilton Hotels Corp.	126,900	3,141
Kerzner International Ltd. (a)	16,800	1,004
Marriott International, Inc. Class A	25,600	1,753
Sonic Corp. (a)	73,000	2,213
Starbucks Corp. (a)	50,400	2,649
Wendy's International, Inc.	21,040	1,088
		12,894
Household Durables - 0.3%
Beazer Homes USA, Inc.	17,600	1,152
Sony Corp. sponsored ADR	29,600	962
		2,114
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	118,680	4,958
Media - 4.0%
Clear Channel Communications, Inc.	41,260	1,347
Discovery Holding Co. Class A (a)	860	12
E.W. Scripps Co. Class A	81,040	4,095
Lamar Advertising Co. Class A (a)	57,400	2,526
Liberty Media Corp. Class A (a)	108,600	955
News Corp. Class A	414,083	6,783
NTL, Inc. (a)	33,600	2,239
Time Warner, Inc. (a)	132,160	2,249
Univision Communications, Inc. Class A (a)	207,800	5,877
Walt Disney Co.	154,300	3,956
XM Satellite Radio Holdings, Inc. Class A (a)	57,400	2,045
		32,084
Multiline Retail - 1.3%
Dollar General Corp.	107,700	2,188
JCPenney Co., Inc.	25,400	1,426
Kohl's Corp. (a)	32,300	1,820
Target Corp.	79,320	4,660
		10,094
Specialty Retail - 2.8%
Chico's FAS, Inc. (a)	64,200	2,575
Home Depot, Inc.	181,800	7,910
Lowe's Companies, Inc.	68,500	4,536
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
PETsMART, Inc.	58,800	$ 1,749
Staples, Inc.	137,225	3,125
Tiffany & Co., Inc.	62,200	2,117
		22,012
Textiles, Apparel & Luxury Goods - 0.2%
Liz Claiborne, Inc.	46,900	1,952
TOTAL CONSUMER DISCRETIONARY		86,108
CONSUMER STAPLES - 7.0%
Beverages - 1.1%
Coca-Cola Enterprises, Inc.	122,000	2,867
PepsiCo, Inc.	101,700	5,546
		8,413
Food & Staples Retailing - 1.4%
CVS Corp.	139,000	4,313
Safeway, Inc.	39,200	953
Wal-Mart Stores, Inc.	126,080	6,222
		11,488
Food Products - 0.4%
Nestle SA sponsored ADR	42,100	2,882
Household Products - 1.9%
Colgate-Palmolive Co.	154,850	8,198
Procter & Gamble Co.	107,700	5,991
Spectrum Brands, Inc. (a)	27,300	846
		15,035
Personal Products - 1.1%
Avon Products, Inc.	46,300	1,514
Gillette Co.	142,200	7,632
		9,146
Tobacco - 1.1%
Altria Group, Inc.	125,780	8,422
TOTAL CONSUMER STAPLES		55,386
ENERGY - 9.7%
Energy Equipment & Services - 4.7%
Cooper Cameron Corp. (a)	88,200	6,260
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Diamond Offshore Drilling, Inc.	12,700	$ 725
ENSCO International, Inc.	66,600	2,689
Halliburton Co.	150,500	8,436
Schlumberger Ltd. (NY Shares)	106,600	8,927
Smith International, Inc.	93,100	6,325
Weatherford International Ltd. (a)	56,100	3,550
		36,912
Oil, Gas & Consumable Fuels - 5.0%
ConocoPhillips	129,900	8,130
Exxon Mobil Corp.	392,510	23,060
Peabody Energy Corp.	49,300	3,241
Valero Energy Corp.	64,040	5,301
		39,732
TOTAL ENERGY		76,644
FINANCIALS - 14.8%
Capital Markets - 3.5%
Charles Schwab Corp.	75,400	1,033
E*TRADE Financial Corp. (a)	153,700	2,384
Goldman Sachs Group, Inc.	55,500	5,965
Merrill Lynch & Co., Inc.	218,920	12,868
Nomura Holdings, Inc. sponsored ADR	42,300	503
State Street Corp.	96,400	4,795
		27,548
Commercial Banks - 3.2%
Bank of America Corp.	155,220	6,768
Wachovia Corp.	88,000	4,433
Wells Fargo & Co.	236,500	14,507
		25,708
Consumer Finance - 0.7%
American Express Co.	61,100	3,361
Capital One Financial Corp.	22,900	1,889
		5,250
Diversified Financial Services - 0.3%
Citigroup, Inc.	15,966	695
Nasdaq Stock Market, Inc. (a)	63,100	1,429
		2,124
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 6.1%
ACE Ltd.	49,500	$ 2,287
AFLAC, Inc.	25,600	1,155
American International Group, Inc.	363,230	21,866
Everest Re Group Ltd.	16,580	1,615
Fidelity National Financial, Inc.	62,400	2,459
Hartford Financial Services Group, Inc.	82,630	6,657
MBIA, Inc.	12,600	765
MetLife, Inc.	5,500	270
PartnerRe Ltd.	21,000	1,361
Prudential Financial, Inc.	37,800	2,529
W.R. Berkley Corp.	45,855	1,716
XL Capital Ltd. Class A	85,020	6,106
		48,786
Real Estate - 0.4%
Equity Residential (SBI)	44,500	1,798
Vornado Realty Trust	14,800	1,312
		3,110
Thrifts & Mortgage Finance - 0.6%
Countrywide Financial Corp.	26,606	958
Hudson City Bancorp, Inc.	201,800	2,387
MGIC Investment Corp.	25,200	1,728
		5,073
TOTAL FINANCIALS		117,599
HEALTH CARE - 14.9%
Biotechnology - 2.5%
Amgen, Inc. (a)	98,290	7,839
Biogen Idec, Inc. (a)	32,800	1,289
Cephalon, Inc. (a)	37,900	1,588
Genentech, Inc. (a)	11,060	988
Gilead Sciences, Inc. (a)	12,600	565
ImClone Systems, Inc. (a)	37,800	1,312
Invitrogen Corp. (a)	35,870	3,077
MedImmune, Inc. (a)	29,400	835
Protein Design Labs, Inc. (a)	108,200	2,466
		19,959
Health Care Equipment & Supplies - 3.2%
Alcon, Inc.	25,900	2,967
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Baxter International, Inc.	110,900	$ 4,355
Becton, Dickinson & Co.	58,900	3,261
C.R. Bard, Inc.	16,300	1,089
DJ Orthopedics, Inc. (a)	85,700	2,102
Fisher Scientific International, Inc. (a)	37,700	2,528
Guidant Corp.	18,230	1,254
Medtronic, Inc.	102,960	5,554
Millipore Corp. (a)	8,400	515
St. Jude Medical, Inc. (a)	38,740	1,837
		25,462
Health Care Providers & Services - 3.1%
Aetna, Inc.	21,900	1,695
American Healthways, Inc. (a)	11,740	523
Covance, Inc. (a)	26,300	1,303
Henry Schein, Inc. (a)	77,300	3,337
UnitedHealth Group, Inc.	304,900	15,946
WellPoint, Inc. (a)	23,600	1,669
		24,473
Pharmaceuticals - 6.1%
Abbott Laboratories	46,440	2,165
Eli Lilly & Co.	20,900	1,177
Johnson & Johnson	215,710	13,797
Novartis AG sponsored ADR	105,000	5,115
Pfizer, Inc.	274,840	7,283
Roche Holding AG (participation certificate)	52,142	7,090
Sepracor, Inc. (a)	26,900	1,408
Teva Pharmaceutical Industries Ltd. sponsored ADR	63,100	1,981
Wyeth	176,500	8,075
		48,091
TOTAL HEALTH CARE		117,985
INDUSTRIALS - 14.7%
Aerospace & Defense - 4.0%
Aviall, Inc. (a)	49,850	1,687
EDO Corp.	71,600	2,209
Goodrich Corp.	123,600	5,468
Honeywell International, Inc.	273,360	10,738
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	77,130	$ 5,091
United Technologies Corp.	130,220	6,602
		31,795
Air Freight & Logistics - 0.7%
FedEx Corp.	69,800	5,869
Airlines - 0.2%
Southwest Airlines Co.	97,400	1,382
Commercial Services & Supplies - 0.8%
Aramark Corp. Class B	54,000	1,503
Herman Miller, Inc.	27,300	872
Robert Half International, Inc.	125,500	4,253
		6,628
Electrical Equipment - 0.1%
Evergreen Solar, Inc. (a)	63,200	446
Industrial Conglomerates - 5.9%
3M Co.	94,830	7,112
General Electric Co.	896,700	30,936
Tyco International Ltd.	296,580	9,037
		47,085
Machinery - 1.5%
Caterpillar, Inc.	88,300	4,760
Danaher Corp.	58,900	3,266
ITT Industries, Inc.	33,400	3,554
		11,580
Marine - 0.2%
Alexander & Baldwin, Inc.	27,221	1,456
Road & Rail - 1.3%
Laidlaw International, Inc.	84,000	2,159
Landstar System, Inc. (a)	75,600	2,519
Norfolk Southern Corp.	147,400	5,485
		10,163
TOTAL INDUSTRIALS		116,404
INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 3.4%
Avaya, Inc. (a)	55,030	568
Cisco Systems, Inc. (a)	471,540	9,030
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Comverse Technology, Inc. (a)	34,100	$ 862
Corning, Inc. (a)	176,560	3,363
Juniper Networks, Inc. (a)	111,180	2,667
Motorola, Inc.	266,240	5,639
Network Engines, Inc. (a)	67,200	106
QUALCOMM, Inc.	117,300	4,632
Research In Motion Ltd. (a)	4,350	308
		27,175
Computers & Peripherals - 3.4%
Apple Computer, Inc. (a)	63,400	2,704
Dell, Inc. (a)	434,000	17,564
EMC Corp. (a)	407,700	5,581
Hewlett-Packard Co.	38,300	943
		26,792
Electronic Equipment & Instruments - 0.5%
AU Optronics Corp. sponsored ADR	81,096	1,286
Solectron Corp. (a)	290,900	1,117
Symbol Technologies, Inc.	101,800	1,185
		3,588
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	150,700	2,301
Google, Inc. Class A (sub. vtg.)	13,200	3,798
Homestore, Inc. (a)	369,700	976
Yahoo!, Inc. (a)	139,810	4,661
		11,736
IT Services - 0.6%
Affiliated Computer Services, Inc. Class A (a)	16,000	800
Paychex, Inc.	124,180	4,335
		5,135
Semiconductors & Semiconductor Equipment - 4.7%
Agere Systems, Inc. (a)	61,474	688
Altera Corp. (a)	105,100	2,299
Analog Devices, Inc.	54,300	2,129
ARM Holdings PLC sponsored ADR	155,900	990
ASML Holding NV (NY Shares) (a)	96,700	1,702
FormFactor, Inc. (a)	43,200	1,129
Freescale Semiconductor, Inc.:
Class A	150,000	3,828
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.: - continued
Class B	30,578	$ 787
Intel Corp.	557,040	15,118
KLA-Tencor Corp.	300	16
Lam Research Corp. (a)	1,200	34
LTX Corp. (a)	101,600	672
Microchip Technology, Inc.	75,600	2,349
National Semiconductor Corp.	133,500	3,299
PMC-Sierra, Inc. (a)	72,850	716
Teradyne, Inc. (a)	100,900	1,567
		37,323
Software - 7.3%
Adobe Systems, Inc.	8,400	249
BEA Systems, Inc. (a)	161,300	1,461
Cognos, Inc. (a)	75,600	2,945
Macrovision Corp. (a)	16,200	354
Microsoft Corp.	1,478,060	37,854
Oracle Corp. (a)	333,150	4,524
Symantec Corp. (a)	456,002	10,018
TIBCO Software, Inc. (a)	88,900	684
		58,089
TOTAL INFORMATION TECHNOLOGY		169,838
MATERIALS - 3.3%
Chemicals - 2.0%
Ashland, Inc.	63,100	3,877
Monsanto Co.	65,500	4,413
Praxair, Inc.	154,800	7,646
		15,936
Containers & Packaging - 0.4%
Owens-Illinois, Inc. (a)	71,753	1,840
Smurfit-Stone Container Corp. (a)	113,500	1,377
		3,217
Metals & Mining - 0.9%
Alcoa, Inc.	95,200	2,670
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Carpenter Technology Corp.	29,400	$ 1,842
Newmont Mining Corp.	64,900	2,437
		6,949
TOTAL MATERIALS		26,102
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.3%
Covad Communications Group, Inc. (a)	777,900	1,050
Iowa Telecommunication Services, Inc.	50,200	953
Qwest Communications International, Inc. (a)	312,200	1,193
SBC Communications, Inc.	183,000	4,474
Telewest Global, Inc. (a)	100,900	2,254
		9,924
Wireless Telecommunication Services - 0.7%
Nextel Communications, Inc. Class A (a)	167,030	5,813
TOTAL TELECOMMUNICATION SERVICES		15,737
UTILITIES - 1.1%
Independent Power Producers & Energy Traders - 0.5%
AES Corp. (a)	26,500	425
TXU Corp.	43,500	3,769
		4,194
Multi-Utilities - 0.6%
Public Service Enterprise Group, Inc.	66,500	4,276
TOTAL UTILITIES		8,470
TOTAL COMMON STOCKS (Cost $735,009)		790,273
Money Market Funds - 0.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 3.31% (b) (Cost $1,096)	1,095,735	$ 1,096
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $736,105)		791,369
NET OTHER ASSETS - 0.1%		1,062
NET ASSETS - 100%		$ 792,431
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $754,524,000. Net unrealized appreciation aggregated $36,845,000, of which $75,734,000 related to appreciated investment securities and $38,889,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Value Fund

July 31, 2005

1.804828.101

VAL-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.3%
BorgWarner, Inc.	585,300	$ 34,047
Automobiles - 0.1%
Monaco Coach Corp.	466,600	8,166
Diversified Consumer Services - 0.1%
Service Corp. International (SCI)	1,014,300	8,794
Hotels, Restaurants & Leisure - 3.1%
Brinker International, Inc. (a)	1,966,600	80,434
CBRL Group, Inc.	224,000	8,774
Domino's Pizza, Inc.	352,700	8,825
Harrah's Entertainment, Inc.	211,735	16,672
Hilton Hotels Corp.	931,600	23,057
Outback Steakhouse, Inc.	1,662,620	77,445
Royal Caribbean Cruises Ltd.	2,965,320	134,774
Wendy's International, Inc.	1,116,700	57,733
		407,714
Household Durables - 0.6%
Jarden Corp. (a)	30,950	1,187
Matsushita Electric Industrial Co. Ltd.	711,000	11,532
Newell Rubbermaid, Inc.	2,220,200	55,216
Sony Corp. sponsored ADR	365,000	11,866
		79,801
Leisure Equipment & Products - 1.4%
Brunswick Corp.	1,151,500	53,614
Eastman Kodak Co.	4,287,000	114,634
K2, Inc. (a)	1,315,130	17,491
		185,739
Media - 2.2%
E.W. Scripps Co. Class A	664,800	33,592
Emmis Communications Corp. Class A (a)	1,249,402	25,650
Gannett Co., Inc.	560,500	40,894
Lamar Advertising Co. Class A (a)	570,100	25,090
The New York Times Co. Class A	1,283,500	40,456
The Reader's Digest Association, Inc. (non-vtg.)	2,618,371	42,522
Tribune Co.	1,125,800	41,092
Viacom, Inc. Class B (non-vtg.)	1,115,975	37,374
		286,670
Multiline Retail - 1.0%
Big Lots, Inc. (a)	4,374,360	56,735
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Family Dollar Stores, Inc.	2,647,100	$ 68,295
Nordstrom, Inc.	27,800	1,029
		126,059
Specialty Retail - 3.2%
AnnTaylor Stores Corp. (a)	2,202,900	56,769
AutoNation, Inc. (a)	1,138,400	24,578
Blockbuster, Inc. Class A	133,191	1,155
Gap, Inc.	1,422,300	30,025
Linens 'N Things, Inc. (a)	1,347,400	35,369
Office Depot, Inc. (a)	957,800	27,182
OfficeMax, Inc.	573,700	17,039
Pier 1 Imports, Inc. (d)	4,610,500	65,561
Select Comfort Corp. (a)	174,300	3,714
Sports Authority, Inc. (a)(d)	1,592,400	50,638
Stage Stores, Inc. (a)	167,250	7,387
TBC Corp. New (a)	927,744	26,320
Tiffany & Co., Inc.	1,854,000	63,092
		408,829
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc.	1,912,200	79,567
Warnaco Group, Inc. (a)	735,080	17,899
		97,466
TOTAL CONSUMER DISCRETIONARY		1,643,285
CONSUMER STAPLES - 2.6%
Beverages - 0.4%
Coca-Cola Enterprises, Inc.	1,092,444	25,672
Cott Corp. (a)	1,169,300	27,018
		52,690
Food & Staples Retailing - 0.8%
Safeway, Inc.	4,488,570	109,072
Food Products - 0.8%
Corn Products International, Inc.	1,107,800	26,665
Dean Foods Co. (a)	1,560,898	55,724
Diamond Foods, Inc.	14,000	310
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Global Bio-Chem Technology Group Co. Ltd.	11,066,000	$ 5,552
TreeHouse Foods, Inc. (a)	312,179	9,546
		97,797
Household Products - 0.5%
Colgate-Palmolive Co.	1,258,800	66,641
Personal Products - 0.1%
NBTY, Inc. (a)	344,900	8,347
TOTAL CONSUMER STAPLES		334,547
ENERGY - 8.8%
Energy Equipment & Services - 8.2%
Baker Hughes, Inc.	1,320,860	74,681
BJ Services Co.	863,700	52,677
Cooper Cameron Corp. (a)	1,262,550	89,616
ENSCO International, Inc.	994,700	40,166
FMC Technologies, Inc. (a)	933,300	33,832
GlobalSantaFe Corp.	1,014,320	45,634
Grant Prideco, Inc. (a)	2,299,125	73,802
Halliburton Co.	2,119,100	118,776
Helmerich & Payne, Inc.	1,299,700	74,239
Nabors Industries Ltd. (a)	847,600	55,475
National Oilwell Varco, Inc. (a)	2,118,000	110,877
Noble Corp.	1,176,200	79,017
Pride International, Inc. (a)	790,600	20,571
Smith International, Inc.	1,069,500	72,662
Transocean, Inc. (a)	1,171,000	66,080
Weatherford International Ltd. (a)	764,174	48,357
		1,056,462
Oil, Gas & Consumable Fuels - 0.6%
Marathon Oil Corp.	87,486	5,106
McMoRan Exploration Co. (a)	576,400	10,179
Premcor, Inc.	425,900	32,641
Valero Energy Corp.	448,500	37,127
		85,053
TOTAL ENERGY		1,141,515
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 11.6%
Capital Markets - 1.9%
Charles Schwab Corp.	544,800	$ 7,464
Janus Capital Group, Inc.	3,225,300	48,444
Lehman Brothers Holdings, Inc.	652,100	68,555
Merrill Lynch & Co., Inc.	1,228,500	72,211
Nuveen Investments, Inc. Class A	460,700	17,507
State Street Corp.	617,900	30,734
		244,915
Commercial Banks - 1.2%
Bank of America Corp.	905,460	39,478
UnionBanCal Corp.	722,628	51,552
Wachovia Corp.	1,316,867	66,344
		157,374
Consumer Finance - 0.1%
Capital One Financial Corp.	203,000	16,748
Diversified Financial Services - 0.1%
Citigroup, Inc.	291,924	12,699
Insurance - 3.8%
AFLAC, Inc.	2,285,420	103,072
AMBAC Financial Group, Inc.	783,000	56,251
Genworth Financial, Inc. Class A (non-vtg.)	307,100	9,631
Marsh & McLennan Companies, Inc.	475,800	13,784
MBIA, Inc.	1,198,800	72,815
MetLife, Inc.	1,304,890	64,122
MetLife, Inc. unit	836,300	23,140
Prudential Financial, Inc.	708,400	47,392
Scottish Re Group Ltd.	593,860	14,282
The St. Paul Travelers Companies, Inc.	1,523,320	67,057
Willis Group Holdings Ltd.	470,300	15,595
		487,141
Real Estate - 3.4%
Alexandria Real Estate Equities, Inc.	425,800	34,256
CenterPoint Properties Trust (SBI)	793,220	34,791
Digital Realty Trust, Inc.	194,000	3,674
Duke Realty Corp.	951,300	32,306
Education Realty Trust, Inc.	1,052,400	20,869
Equity Office Properties Trust	894,300	31,703
Equity Residential (SBI)	709,000	28,644
General Growth Properties, Inc.	1,459,650	67,115
GMH Communities Trust	980,700	14,701
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - continued
Kimco Realty Corp.	401,800	$ 26,382
Reckson Associates Realty Corp.	1,017,300	35,728
Trizec Properties, Inc.	1,143,100	25,114
United Dominion Realty Trust, Inc. (SBI)	1,225,100	31,179
Vornado Realty Trust	569,300	50,463
		436,925
Thrifts & Mortgage Finance - 1.1%
Countrywide Financial Corp.	1,753,331	63,120
Fannie Mae	327,100	18,272
Freddie Mac	867,600	54,902
Hudson City Bancorp, Inc.	996,500	11,789
		148,083
TOTAL FINANCIALS		1,503,885
HEALTH CARE - 13.3%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	667,000	26,206
Cephalon, Inc. (a)	885,400	37,098
CSL Ltd.	26,863	709
MedImmune, Inc. (a)	510,800	14,512
Millennium Pharmaceuticals, Inc. (a)	2,565,930	26,506
ONYX Pharmaceuticals, Inc. (a)	374,100	8,773
		113,804
Health Care Equipment & Supplies - 3.7%
Baxter International, Inc.	4,514,940	177,302
Becton, Dickinson & Co.	1,008,460	55,838
CONMED Corp. (a)	320,900	9,662
Dade Behring Holdings, Inc.	869,420	65,902
Fisher Scientific International, Inc. (a)	1,090,332	73,107
Hospira, Inc. (a)	253,800	9,708
Varian, Inc. (a)(d)	1,876,800	70,324
Waters Corp. (a)	318,100	14,404
		476,247
Health Care Providers & Services - 7.5%
AmerisourceBergen Corp.	1,765,800	126,767
Community Health Systems, Inc. (a)	2,839,500	109,633
HCA, Inc.	1,793,340	88,322
Health Net, Inc. (a)	1,937,500	75,175
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Laboratory Corp. of America Holdings (a)	530,300	$ 26,870
McKesson Corp.	3,230,100	145,355
Omnicare, Inc.	1,225,500	56,496
PacifiCare Health Systems, Inc. (a)	101,900	7,765
Pediatrix Medical Group, Inc. (a)	753,280	59,072
Quest Diagnostics, Inc.	1,477,420	75,851
Sunrise Senior Living, Inc. (a)	661,200	35,044
Triad Hospitals, Inc. (a)	1,086,750	53,979
Universal Health Services, Inc. Class B	1,576,380	82,035
WebMD Corp. (a)	3,191,850	33,866
		976,230
Pharmaceuticals - 1.2%
Forest Laboratories, Inc. (a)	273,700	10,926
Schering-Plough Corp.	6,610,250	137,625
Wyeth	170,000	7,778
		156,329
TOTAL HEALTH CARE		1,722,610
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.2%
EADS NV	1,348,900	45,354
Honeywell International, Inc.	998,300	39,213
Lockheed Martin Corp.	195,190	12,180
Precision Castparts Corp.	569,110	51,209
		147,956
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	588,800	18,351
Ryanair Holdings PLC sponsored ADR (a)	902,400	42,241
Southwest Airlines Co.	609,900	8,654
		69,246
Building Products - 0.8%
Masco Corp.	2,994,000	101,527
Commercial Services & Supplies - 1.0%
Aramark Corp. Class B	1,292,200	35,975
Manpower, Inc.	918,500	43,904
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Navigant Consulting, Inc. (a)	1,440,000	$ 28,800
Steelcase, Inc. Class A	1,666,000	24,390
		133,069
Construction & Engineering - 2.2%
Dycom Industries, Inc. (a)(d)	2,684,900	65,512
EMCOR Group, Inc. (a)	527,300	27,156
Fluor Corp.	2,955,780	188,572
		281,240
Electrical Equipment - 0.1%
A.O. Smith Corp.	661,780	17,868
Industrial Conglomerates - 0.8%
Tyco International Ltd.	3,167,770	96,522
Machinery - 2.8%
Albany International Corp. Class A (d)	1,695,590	59,413
Briggs & Stratton Corp.	1,096,400	40,972
Crane Co.	679,000	21,151
Harsco Corp.	794,500	47,869
Kennametal, Inc.	1,508,660	71,707
SPX Corp.	1,898,330	92,790
Wabash National Corp.	1,125,630	24,212
		358,114
Road & Rail - 1.4%
Canadian National Railway Co.	940,900	62,363
CSX Corp.	1,215,200	55,340
Laidlaw International, Inc.	2,529,400	65,006
		182,709
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. Trust	99,800	2,834
TOTAL INDUSTRIALS		1,391,085
INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 1.8%
Alcatel SA sponsored ADR (a)	3,159,400	38,545
Andrew Corp. (a)	1,885,800	20,725
Avaya, Inc. (a)	3,416,900	35,297
Motorola, Inc.	3,299,700	69,888
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Nokia Corp. sponsored ADR	1,422,400	$ 22,687
Powerwave Technologies, Inc. (a)	3,306,800	37,929
		225,071
Computers & Peripherals - 3.5%
Maxtor Corp. (a)	8,016,300	47,296
Seagate Technology	5,271,300	102,105
Storage Technology Corp. (a)	2,409,490	88,501
UNOVA, Inc. (a)	2,101,200	57,888
Western Digital Corp. (a)	10,046,880	150,603
		446,393
Electronic Equipment & Instruments - 5.5%
Agilent Technologies, Inc. (a)	2,836,600	74,432
Arrow Electronics, Inc. (a)	2,378,500	71,403
Avnet, Inc. (a)	4,145,695	108,534
Celestica, Inc. (sub. vtg.) (a)	7,484,400	87,049
Flextronics International Ltd. (a)	9,828,100	133,072
Mettler-Toledo International, Inc. (a)	1,258,375	66,065
Molex, Inc.	1,737,000	49,053
Solectron Corp. (a)	8,456,600	32,473
Symbol Technologies, Inc.	6,993,200	81,401
Tektronix, Inc.	506,630	12,696
		716,178
Internet Software & Services - 0.0%
MatrixOne, Inc. (a)	820,676	4,054
IT Services - 2.4%
Accenture Ltd. Class A (a)	1,258,200	31,505
Affiliated Computer Services, Inc. Class A (a)	1,743,340	87,115
BearingPoint, Inc. (a)	4,335,700	35,596
Ceridian Corp. (a)	6,159,760	128,924
Iron Mountain, Inc. (a)	295,300	10,126
The BISYS Group, Inc. (a)	1,350,500	21,243
		314,509
Office Electronics - 1.2%
Xerox Corp. (a)	12,036,300	159,000
Semiconductors & Semiconductor Equipment - 3.5%
Agere Systems, Inc. (a)	957,352	10,713
AMIS Holdings, Inc. (a)	1,669,000	21,296
Applied Materials, Inc.	3,430,300	63,323
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
ASML Holding NV (NY Shares) (a)	3,335,500	$ 58,705
DSP Group, Inc. (a)	203,131	5,068
Exar Corp. (a)	811,269	12,919
Fairchild Semiconductor International, Inc. (a)	2,845,010	47,967
Freescale Semiconductor, Inc.:
Class A	1,083,900	27,661
Class B	2,261,036	58,222
Microsemi Corp. (a)	1,057,200	22,571
National Semiconductor Corp.	2,909,700	71,899
Novellus Systems, Inc. (a)	1,961,000	56,575
		456,919
Software - 1.5%
Borland Software Corp. (a)	2,574,631	17,276
Cadence Design Systems, Inc. (a)	2,852,700	45,900
Hyperion Solutions Corp. (a)	438,615	20,641
JDA Software Group, Inc. (a)	564,100	8,016
Quest Software, Inc. (a)	1,514,821	21,586
Secure Computing Corp. (a)	284,367	3,515
Siebel Systems, Inc.	3,618,700	30,397
Sybase, Inc. (a)	861,300	18,328
Symantec Corp. (a)	463,655	10,187
TIBCO Software, Inc. (a)	1,519,600	11,686
		187,532
TOTAL INFORMATION TECHNOLOGY		2,509,656
MATERIALS - 6.4%
Chemicals - 3.1%
Albemarle Corp.	392,810	14,966
Ashland, Inc.	1,058,320	65,034
Celanese Corp. Class A	742,000	13,964
Chemtura Corp.	2,941,782	46,304
Cytec Industries, Inc.	1,184,600	53,757
Dow Chemical Co.	276,220	13,245
Ferro Corp.	1,321,000	29,723
Georgia Gulf Corp.	257,300	8,164
Lyondell Chemical Co.	1,691,719	47,267
NOVA Chemicals Corp.	234,000	8,207
OM Group, Inc. (a)	405,500	9,501
OMNOVA Solutions, Inc. (a)(d)	2,425,800	14,336
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
PolyOne Corp. (a)	3,018,200	$ 21,550
Spartech Corp. (d)	1,651,500	30,933
Valspar Corp.	425,800	20,890
		397,841
Construction Materials - 0.2%
Vulcan Materials Co.	328,500	23,074
Containers & Packaging - 1.0%
Owens-Illinois, Inc. (a)	4,059,400	104,124
Packaging Corp. of America	1,391,460	29,569
Smurfit-Stone Container Corp. (a)	420,362	5,099
		138,792
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd.	1,424,800	17,433
Alcan, Inc.	1,955,960	66,139
Alcoa, Inc.	2,410,240	67,607
Grupo Mexico SA de CV Series B	2,737,185	4,681
Newmont Mining Corp.	681,300	25,583
Nucor Corp.	712,400	39,503
		220,946
Paper & Forest Products - 0.4%
Aracruz Celulose SA (PN-B) sponsored ADR	296,100	11,018
MeadWestvaco Corp.	939,900	27,464
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	1,228,750	14,806
		53,288
TOTAL MATERIALS		833,941
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 1.9%
Alaska Communication Systems Group, Inc.	718,600	7,093
ALLTEL Corp.	714,900	47,541
BellSouth Corp.	1,144,400	31,585
CenturyTel, Inc.	645,800	22,196
Citizens Communications Co.	3,278,300	43,077
Cogent Communications Group, Inc. (a)	1,213,500	8,798
Iowa Telecommunication Services, Inc.	974,500	18,496
New Skies Satellites Holdings Ltd.	283,600	5,871
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
SBC Communications, Inc.	1,051,100	$ 25,699
Verizon Communications, Inc.	920,400	31,505
		241,861
Wireless Telecommunication Services - 0.6%
Crown Castle International Corp. (a)	1,070,800	23,301
Dobson Communications Corp. Class A (a)	1,828,700	12,892
SpectraSite, Inc. (a)	592,660	48,420
		84,613
TOTAL TELECOMMUNICATION SERVICES		326,474
UTILITIES - 4.7%
Electric Utilities - 2.7%
Edison International	2,055,280	84,020
Entergy Corp.	848,060	66,098
Exelon Corp.	952,100	50,956
ITC Holdings Corp.	22,600	633
PG&E Corp.	1,657,400	62,368
PPL Corp.	1,008,000	62,073
Westar Energy, Inc.	842,300	20,493
		346,641
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	2,445,500	39,250
Constellation Energy Group, Inc.	653,700	39,359
NRG Energy, Inc. (a)	1,263,800	48,467
TXU Corp.	932,300	80,774
		207,850
Multi-Utilities - 0.4%
CMS Energy Corp. (a)	631,900	10,009
Public Service Enterprise Group, Inc.	634,900	40,824
		50,833
TOTAL UTILITIES		605,324
TOTAL COMMON STOCKS (Cost $9,606,540)		12,012,322
Preferred Stocks - 0.9%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.8%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Corp. Series A, 4.50%	893,800	$ 21,970
Hotels, Restaurants & Leisure - 0.0%
Six Flags, Inc. 7.25% PIERS	210,000	4,494
TOTAL CONSUMER DISCRETIONARY		26,464
FINANCIALS - 0.0%
Insurance - 0.0%
Hartford Financial Services Group, Inc. 6.00%	88,800	6,353
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc. 7.00%	402,000	22,757
MATERIALS - 0.2%
Containers & Packaging - 0.2%
Owens-Illinois, Inc. 4.75%	681,200	27,929
UTILITIES - 0.2%
Multi-Utilities - 0.2%
Dominion Resources, Inc. 8.75%	410,000	22,395
TOTAL CONVERTIBLE PREFERRED STOCKS		105,898
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	209,400	11,643
TOTAL PREFERRED STOCKS (Cost $109,487)		117,541
Nonconvertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Leisure Equipment & Products - 0.0%
K2, Inc. 7.375% 7/1/14	$ 80	84
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Tenet Healthcare Corp. 6.375% 12/1/11	$ 15,515	$ 14,700
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11	10,040	10,366
TOTAL NONCONVERTIBLE BONDS (Cost $23,871)		25,150
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 3.31% (b)	760,150,529	760,151
Fidelity Securities Lending Cash Central Fund, 3.32% (b)(c)	68,346,057	68,346
TOTAL MONEY MARKET FUNDS (Cost $828,497)		828,497
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $10,568,395)		12,983,510
NET OTHER ASSETS - (0.3)%		(36,402)
NET ASSETS - 100%		$ 12,947,108
Security Type Abbreviation
PIERS - Preferred Income Equity Redeemable Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Albany International Corp. Class A	$ 47,404	$ 3,899	$ -	$ 379	$ 59,413
Dycom Industries, Inc.	36,614	32,983	-	-	65,512
OMNOVA Solutions, Inc.	12,711	-	-	-	14,336
Pier 1 Imports, Inc.	28,002	50,405	-	700	65,561
Spartech Corp.	-	31,316	-	203	30,933
Sports Authority, Inc.	-	40,421	476	-	50,638
Varian, Inc.	-	70,238	-	-	70,324
TOTALS	$ 124,731	$ 229,262	$ 476	$ 1,282	$ 356,717
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $10,568,587,000. Net unrealized appreciation aggregated $2,414,923,000, of which $2,785,463,000 related to appreciated investment securities and $370,540,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005